Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings	$ 164	$ 28	$ 190
Adjustments to reconcile net earnings to net cash (used in) provided by operating activities:
Depreciation and amortization	160	207	134
Bad debt (recoveries) expense	(33)	(18)	26
Amortization of unearned compensation	83	78	72
Issuance of long term asset	(49)	0	0
Deferred income tax	2	(294)	0
Changes in current assets & liabilities:
Accounts receivable, net	(2,282)	(1,584)	2,361
Inventory	(1,708)	(509)	(592)
Prepaid expenses & other	(345)	166	404
Accounts payable, net	3,382	(93)	(467)
Due to/from subcontractor	(1,067)	1,346	49
Accrued expenses	(260)	408	(401)
Net cash (used in) provided by operating activities	(1,953)	(265)	1,776
Cash flows used in investing activities:
Additions to property, plant & equipment, net	(160)	(43)	(290)
Net cash used in investing activities	(160)	(43)	(290)
Cash flows from financing activities:
Borrowings (Repayments) from note payable	2,642	494	(1,613)
Proceeds from stock issued & options exercised	18	6	25
Net cash provided by (used in) financing activities	2,660	500	(1,588)
Net increase (decrease) in cash	547	192	(102)
Cash at beginning of year	221	29	131
Cash at end of year	768	221	29
Supplemental cash flows disclosure:
Income taxes paid	11	6	0
Interest paid	$ 113	$ 120	$ 184